Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Summary of Operating Segment

The table below provides a summary of the Comany’s operating segment results for the years ended December 31, 2015, 2016 and 2017.

	For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Revenues:
Installment credit services	235,007,431	1,442,846,339	4,749,249,922	729,946,349
Automobile leasing services	—	—	26,116,130	4,013,976

Total consolidated revenues	235,007,431	1,442,846,339	4,775,366,052	733,960,325
(Loss)/income from operations:
Installment credit services	(231,078,478)	713,074,210	2,454,048,135	377,180,292
Automobile leasing services	—	—	(32,396,552)	(4,979,259)

Total segment (loss)/income from operations	(231,078,478)	713,074,210	2,421,651,583	372,201,033
Unallocated expenses	—	—	(425,780)	(65,439)

Total consolidated (loss)/income from operations	(231,078,478)	713,074,210	2,421,225,803	372,135,594
Total other expense	(2,085,266)	(9,581,142)	(1,220,980)	(187,662)

Net (loss)/income before income taxes	(233,163,744)	703,493,068	2,420,004,823	371,947,932